Loans and borrowings - Disclosure of detailed information about borrowings (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Borrowings	€ 561,582	€ 588,867
Short-term portion	980	889
Long-term portion	560,602	587,978
Senior Security Term Loan | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	610,000	610,000
Senior Security Term Loan | Deferred Financing Costs Netting
Disclosure of financial liabilities [line items]
Borrowings	23,542	23,849
Senior Security Term Loan | Gain on Terms Modification
Disclosure of financial liabilities [line items]
Borrowings	27,202	0
Other bank loans | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ 2,326	€ 2,716